UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06044

Morgan Stanley European Equity Fund Inc.

(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York	10036
(Address of principal executive offices)	(Zip code)

John H. Gernon

522 Fifth Avenue, New York, New York 10036

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-296-0289

Date of fiscal year end: October 31, 2014

Date of reporting period: January 31, 2014

Item 1. Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley European Equity Fund Inc.

Portfolio of Investments ■ January 31, 2014 (unaudited)

NUMBER OF SHARES		VALUE
	Common Stocks (99.2%)
	Belgium (1.3%)
	Chemicals
55,953	Umicore SA (a)	$2,394,329

	Finland (1.5%)
	Machinery
64,243	Kone Oyj, Class B (a)	2,613,260

	France (18.6%)
	Aerospace & Defense
41,770	Airbus Group N.V.	2,960,542

	Commercial Banks
66,171	BNP Paribas SA	5,108,743
226,515	Credit Agricole SA (b)	3,045,888
71,227	Societe Generale SA	4,027,570

		12,182,201

	Electrical Equipment
46,881	Schneider Electric SA	3,780,125

	Hotels, Restaurants & Leisure
70,932	Accor SA	3,380,783

	Insurance
188,997	AXA SA	4,960,339

	Media
93,901	SES SA	3,014,220

	Multi-Utilities
151,267	Suez Environnement Co.	2,710,379

	Total France	32,988,589

	Germany (14.8%)
	Automobiles
57,298	Daimler AG (Registered)	4,796,813
16,820	Volkswagen AG (Preference)	4,262,769

		9,059,582

	Health Care Providers & Services
20,738	Fresenius SE & Co., KGaA	3,233,547

	Industrial Conglomerates
43,218	Siemens AG (Registered) (a)	5,476,634

	Insurance
16,323	Muenchener Rueckversicherungs AG (Registered)	3,369,685

	Pharmaceuticals
39,708	Bayer AG (Registered)	5,227,869

	Total Germany	26,367,317

	Netherlands (2.0%)
	Media
169,438	Reed Elsevier N.V.	3,491,007

	Portugal (1.0%)
	Oil, Gas & Consumable Fuels
111,674	Galp Energia SGPS SA	1,727,388

	Spain (4.2%)
	Commercial Banks
301,940	Banco Bilbao Vizcaya Argentaria SA	3,607,253

	Information Technology Services
96,579	Amadeus IT Holding SA, Class A (a)	3,819,192

	Total Spain	7,426,445

Morgan Stanley European Equity Fund Inc.

Portfolio of Investments ■ January 31, 2014 (unaudited) continued

	Sweden (3.2%)
	Household Products
106,502	Svenska Cellulosa AB SCA, Class B	3,029,218

	Wireless Telecommunication Services
28,047	Millicom International Cellular SA SDR (a)	2,724,503

	Total Sweden	5,753,721

	Switzerland (15.0%)
	Food Products
112,665	Nestle SA (Registered)	8,168,953

	Insurance
13,638	Zurich Insurance Group AG (b)	3,954,271

	Pharmaceuticals
90,434	Novartis AG (Registered)	7,151,852
26,690	Roche Holding AG (Genusschein)	7,334,522

		14,486,374

	Total Switzerland	26,609,598

	United Kingdom (37.6%)
	Aerospace & Defense
203,127	Rolls-Royce Holdings PLC (b)	3,959,110

	Commercial Banks
1,048,456	Barclays PLC	4,686,966
614,694	HSBC Holdings PLC	6,324,105

		11,011,071

	Household Products
55,099	Reckitt Benckiser Group PLC	4,127,543

	Insurance
226,966	Prudential PLC	4,573,441

	Media
181,970	British Sky Broadcasting Group PLC	2,618,042

	Metals & Mining
655,520	Glencore Xstrata PLC (b)	3,470,922

	Oil, Gas & Consumable Fuels
205,293	BG Group PLC	3,444,974
695,548	BP PLC	5,450,455
153,055	Royal Dutch Shell PLC, Class A	5,286,586
53,513	Tullow Oil PLC	694,602

		14,876,617

	Pharmaceuticals
203,225	GlaxoSmithKline PLC	5,232,388

	Professional Services
144,189	Experian PLC	2,463,995

	Tobacco
87,842	British American Tobacco PLC	4,205,972
84,069	Imperial Tobacco Group PLC	3,070,271

		7,276,243

	Wireless Telecommunication Services
1,906,193	Vodafone Group PLC	7,083,561

	Total United Kingdom	66,692,933

	Total Common Stocks (Cost $129,049,220)	176,064,587

Morgan Stanley European Equity Fund Inc.

Portfolio of Investments ■ January 31, 2014 (unaudited) continued

NUMBER OF SHARES (000)			VALUE
	Short-Term Investments (9.0%)

	Securities held as Collateral on Loaned Securities (8.0%)
	Investment Company (5.9%)
10,406	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (c) (Cost $10,406,298)		$10,406,298

PRINCIPAL AMOUNT (000)			VALUE
	Repurchase Agreements (2.1%)
$ 1,317	Barclays Capital, Inc. (0.03%, dated 01/31/14, due 02/03/14; proceeds $1,316,871; fully collateralized by a U.S. Government Obligation; 1.50% due 01/31/19; valued at $1,343,213)		1,316,868
2,195	BNP Paribas Securities Corp. (0.03%, dated 01/31/14, due 02/03/14; proceeds $2,194,785; fully collateralized by various U.S. Government Agencies; 0.50% - 6.25% due 04/17/15 - 07/15/32; valued at $2,238,675)		2,194,780
167	Merrill Lynch & Co., Inc. (0.20%, dated 01/31/14, due 02/03/14; proceeds $167,245; fully collateralized by various Common Stocks and Exchange Traded Funds; valued at $183,558)		167,242

	Total Repurchase Agreements (Cost $3,678,890)		3,678,890

	Total Securities held as Collateral on Loaned Securities (Cost $14,085,188)		14,085,188

NUMBER OF SHARES (000)			VALUE
	Investment Company (1.0%)
1,750	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (c) (Cost $1,749,892)		1,749,892

	Total Short-Term Investments (Cost $15,835,080)		15,835,080

	Total Investments (Cost $144,884,300) (d)(e)	108.2%	191,899,667
	Liabilities in Excess of Other Assets	(8.2)	(14,476,982)

	Net Assets	100.0%	$177,422,685

SDR	Swedish Depositary Receipt.
(a)	All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at January 31, 2014 were $13,219,994 and $14,086,147, respectively. The Fund received cash collateral of $14,085,188 which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class as reported in the Portfolio of Investments. At January 31, 2014, there was uninvested cash collateral of $959, which is not reflected in the Portfolio of Investments. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.
(b)	Non-income producing security.
(c)	The Fund invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Fund in the Liquidity Funds.
(d)	The fair value and percentage of net assets, $176,064,587 and 99.2%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.
(e)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Morgan Stanley European Equity Fund Inc.

Summary of Investments ■ January 31, 2014 (unaudited)

INDUSTRY	VALUE		PERCENT OF TOTAL INVESTMENTS
Commercial Banks	$26,800,525		15.1%
Pharmaceuticals	24,946,631		14.0
Insurance	16,857,736		9.5
Oil, Gas & Consumable Fuels	16,604,005		9.3
Wireless Telecommunication Services	9,808,064		5.5
Media	9,123,269		5.1
Automobiles	9,059,582		5.1
Food Products	8,168,953		4.6
Tobacco	7,276,243		4.1
Household Products	7,156,761		4.0
Aerospace & Defense	6,919,652		3.9
Industrial Conglomerates	5,476,634		3.1
Information Technology Services	3,819,192		2.2
Electrical Equipment	3,780,125		2.1
Metals & Mining	3,470,922		2.0
Hotels, Restaurants & Leisure	3,380,783		1.9
Health Care Providers & Services	3,233,547		1.8
Multi-Utilities	2,710,379		1.5
Machinery	2,613,260		1.5
Professional Services	2,463,995		1.4
Chemicals	2,394,329		1.3
Investment Company	1,749,892		1.0

	$177,814,479	+	100.0%

+	Does not reflect the value of securities held as collateral on loaned securities.

Morgan Stanley European Equity Fund Inc.

Notes to Portfolio of Investments ■ January 31, 2014 (unaudited)

Valuation of Investments - (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), if there were no sales on a given day, the security is valued at the mean between the last reported bid and asked prices; (2) all other equity portfolio securities for which over-the-counter market quotations are readily available are valued at its latest reported sales price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (3) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the “Adviser”) or Morgan Stanley Investment Management Limited (the “Sub-Adviser”), each a wholly owned subsidiary of Morgan Stanley, determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Board of Directors (the “Directors”). Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the New York Stock Exchange (“NYSE”). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (4) certain portfolio securities may be valued by an outside pricing service approved by the Directors; (5) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; (6) short-term debt securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, unless the Adviser determines such valuation does not reflect the securities’ market value, in which case these securities will be valued at their fair market value determined by the Adviser; and (7) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE.

Under procedures approved by the Directors, the Fund’s Adviser has formed a Valuation Committee. The Valuation Committee provides administration and oversight of the Fund’s valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Fair Valuation Measurements

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 – unadjusted quoted prices in active markets for identical investments

• Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2014.

Investment Type	Level 1 Unadjusted quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Assets:
Common Stocks
Aerospace & Defense	$—	$6,919,652	$—	$6,919,652
Automobiles	—	9,059,582	—	9,059,582
Chemicals	—	2,394,329	—	2,394,329
Commercial Banks	—	26,800,525	—	26,800,525
Electrical Equipment	—	3,780,125	—	3,780,125
Food Products	—	8,168,953	—	8,168,953
Health Care Providers & Services	—	3,233,547	—	3,233,547
Hotels, Restaurants & Leisure	—	3,380,783	—	3,380,783
Household Products	—	7,156,761	—	7,156,761
Industrial Conglomerates	—	5,476,634	—	5,476,634
Information Technology Services	—	3,819,192	—	3,819,192
Insurance	—	16,857,736	—	16,857,736
Machinery	—	2,613,260	—	2,613,260
Media	—	9,123,269	—	9,123,269
Metals & Mining	—	3,470,922	—	3,470,922
Multi-Utilities	—	2,710,379	—	2,710,379
Oil, Gas & Consumable Fuels	—	16,604,005	—	16,604,005
Pharmaceuticals	—	24,946,631	—	24,946,631
Professional Services	—	2,463,995	—	2,463,995
Tobacco	—	7,276,243	—	7,276,243
Wireless Telecommunication Services	—	9,808,064	—	9,808,064
Total Common Stocks	—	176,064,587	—	176,064,587
Short-Term Investments
Investment Company	12,156,190	—	—	12,156,190
Repurchase Agreements	—	3,678,890	—	3,678,890
Total Short-Term Investments	12,156,190	3,678,890	—	15,835,080
Total Assets	$12,156,190	$179,743,477	$—	$191,899,667

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of January 31, 2014, securities with a total value of $176,064,587 transferred from Level 1 to Level 2. At January 31, 2014, the fair value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Common Stock
Beginning Balance	$28,042
Purchases	—
Sales	(28,389)
Amortization of discount	—
Transfers in	—
Transfers out	—
Change in unrealized appreciation/depreciation	347
Realized gains (losses)	—

Ending Balance	$—

Net change in unrealized appreciation/depreciation from investments still held as of January 31, 2014.	$—

Item 2. Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley European Equity Fund Inc.

/s/ John H. Gernon

John H. Gernon

Principal Executive Officer

March 20, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John H. Gernon

John H. Gernon

Principal Executive Officer

March 20, 2014

/s/ Francis Smith

Francis Smith

Principal Financial Officer

March 20, 2014